Property, Plant and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property plant and Equipment

Property, plant and equipment consisted of the following as of:

	Estimated	March 31,	December 31,
	Useful Life	2024	2023
Machinery and equipment	5-10 years	$30,000	$30,000
Construction in progress		263,000	263,000
Total Cost		293,000	293,000
Less accumulated depreciation		8,000	6,000
Property, plant and equipment, net		$285,000	$287,000

Property, plant and equipment consisted of the following as of:

	Estimated	December 31,	December 31,
	Useful Life	2023	2022
Machinery and equipment	5-10 years	$30,000	$25,000
Construction in progress		263,000	251,000
Total Cost		293,000	276,000
Less accumulated depreciation		6,000	-
Property, plant and equipment, net		$287,000	$276,000